SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Significant Accounting Policies [Line Items]
Impairment losses recognized on property and equipment	$ 203	$ 3,769
Maximum deposits recognizing period	1 year
Advance Customer Deposits and Ticket Sales [Member]
Schedule Of Significant Accounting Policies [Line Items]
Advance customer deposits and ticket sales	$ 2,440	3,400	$ 2,403	$ 3,946
Increase (Decrease) in advance customer deposits and ticket sales	$ 37	$ (546)